Equity Method Investments and Joint Ventures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Summarized Unaudited Financial Information

Summarized unaudited financial information for Ziopharm for the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Revenues	$200	$200	$600	$600
Operating expenses	9,315	21,927	51,592	63,926

Loss from operations	(9,115)	(21,727)	(50,992)	(63,326)
Other	(7,598)	3,903	2,789	(2,581)

Net loss	$(16,713)	$(17,824)	$(48,203)	$(65,907)

Summarized unaudited financial information for AquaBounty as of December 31, 2012 and for the period subsequent to the Company’s investment to December 31, 2012 is as follows:

2012

Current assets	$514
Non-current assets	1,962

Total assets	2,476
Current liabilities	706
Non-current liabilities	2,741

Total liabilities	3,447

Net liabilities	$(971)

2012

Revenues	$—
Operating expenses	578

Loss from operations	(578)
Other expense	(1)

Net loss	$(579)